                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2009

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: _____
     This Amendment: (Check only one:): [ ] is a restatement
                                        [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    George Kaiser Family Foundation
Address: 7020 South Yale, Suite 220
         Tulsa, OK 74136

Form 13F File number: 28-13551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Robert Thomas
Title: Chief Investment Officer
Phone: (918) 392-1612

SIGNATURE, PLACE, AND DATE OF SIGNING


/s/ Robert Thomas                            Tulsa, OK         October 15, 2009
-------------------------------------   -------------------   ------------------
[Signature]                                [City, State]            [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: none

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           15
Form 13F Information Table Value Total:   $1,793,771
                                          (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                            AS OF SEPTEMBER 30, 2009

       COLUMN 1       COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                            VOTING AUTHORITY
                      TITLE OF            VALUE X  SHRS OR  SH/  PUT INVESTMENT   OTHER  ---------------------
    NAME OF ISSUER      CLASS    CUSIP     $1000   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Anadarko Petroleum     Common  032511107  237,602 3,787,700 SH       Sole                3,787,700
Apache                 Common  037411105   24,600   267,881 SH       Sole                  267,881
Chesapeake Energy      Common  165167107   99,089 3,489,050 SH       Sole                3,489,050
Encana Corp.           Common  292505104    3,174    55,100 SH       Sole                   55,100
EOG Resources          Common  26875P101  142,167 1,702,400 SH       Sole                1,702,400
Petrohawk Energy       Common  716495106    1,719    71,000 SH       Sole                   71,000
Petroleos Brasileiros  Common  71654V408  175,366 3,820,600 SH       Sole                3,820,600
Range Resources        Common  75281A109   17,399   352,500 SH       Sole                  352,500
Unit Corporation       Common  909218109  311,649 7,555,123 SH       Sole                7,555,123
XTO Energy             Common  98385X106  123,459 2,987,875 SH       Sole                2,987,875
Whiting Petroleum Inc  Common  966387102  137,575 2,389,278 SH       Sole                2,389,278
Sandridge              Common  80007P307   86,443 6,670,000 SH  Call Sole                6,670,000
UTS SPDR               Common  78462F103  184,867 1,750,800 SH       Sole                1,750,800
General Electric       Common  369604103   22,578 1,375,000 SH       Sole                1,375,000
BOK Financial          Common  05561Q201  226,084 4,880,919 SH       Sole                4,880,919